General information and significant events of the period - Narrative (Details) € / shares in Units, € in Thousands, £ in Millions, $ in Millions		1 Months Ended																3 Months Ended	12 Months Ended							23 Months Ended		35 Months Ended
	Dec. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€) shares	Sep. 30, 2022 EUR (€)	Jul. 31, 2022 dose	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 GBP (£) grant	Nov. 30, 2021 dose	Sep. 30, 2021 USD ($) dose	Sep. 30, 2020 USD ($) dose	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020	Jul. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€) employee dose vaccine € / shares shares	Dec. 31, 2022 USD ($) dose vaccine	Dec. 31, 2022 GBP (£) dose vaccine	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€) employee € / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) employee shares	Dec. 31, 2021 USD ($) shares	Feb. 29, 2020 EUR (€)	Feb. 29, 2020 USD ($)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of commercial vaccines | vaccine																			3	3	3
Cash and cash equivalents																			€ 289,430			€ 346,686	€ 204,435			€ 346,686		€ 289,430
Other revenues																			246,506			285,101	44,383
Contract liabilities																			9,411			128,758	89,636			128,758		9,411
Product sales																			114,797			62,984	65,938
Trade receivables																			23,912			44,013				44,013		23,912
Contract costs																			3,710			3,010				3,010		3,710
Refund liabilities																			143,085			254,581	111,426			254,581		143,085
Non-current refund liabilities																			6,635			158,970				158,970		6,635
Borrowings																			98,806			57,834				€ 57,834		€ 98,806
Proceeds from borrowings, net of transaction costs																			€ 39,331			€ 859	50,266
Par value per share (in euro per share) | € / shares																			€ 0.15									€ 0.15
Number of ordinary shares issued (in shares) | shares		21,000,000																	138,346,968			105,190,223				105,190,223		138,346,968		138,346,968	105,190,223
Proceeds from issuance of common stock, net of costs of equity transactions		€ 95,500																	€ 189,837			€ 166,614	75
Debt financing agreement due 2026
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowings																																€ 54,100	$ 60.0
Borrowings, interest rate																																9.95%	9.95%
Borrowings, interest rate on annual basis																																10.09%	10.09%
Amended debt financing agreement due 2027
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowings																			89,182			49,671	€ 46,190			€ 49,671		€ 89,182		$ 95.0	$ 56.3
Proceeds from borrowings, net of transaction costs			€ 19,900					€ 18,200	$ 20.0																	54,100	$ 60.0	92,300	$ 100.0
Amended debt financing agreement due 2027 | Additional tranche
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowings | $									$ 20.0
Equity subscription agreement | Pfizer Inc.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Issue of equity					€ 90,600	$ 95.0
Issue of equity, percentage of share capital					8.10%	8.10%
Par value per share (in euro per share) | € / shares					€ 9.49
Average closing price, trading days period					10 days
COVID VLA2001 | Valneva Scotland Ltd.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of grants awarded | grant										2
Grant awarded, period										3 years
Proceeds from government grants																			5,100		£ 4.3
COVID VLA2001 | Advance Purchase Agreement (APA) | European Commission
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Total number of doses | dose											60,000,000
Agreement, period											2 years
Minimum number of doses | dose											24,300,000
Optional number of doses | dose											35,700,000
Contract liabilities																						116,900				116,900
Agreement, marketing authorization, maximum period											30 days
COVID VLA2001 | Advance Purchase Agreement (APA) | Kingdom of Bahrain
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Total number of doses | dose											1,000,000
Contract liabilities																			€ 3,800			3,800				3,800		3,800
Number of doses sold | dose																			500,000	500,000	500,000
Product sales																			€ 9,500
Trade receivables																			3,400			3,800				3,800		3,400
COVID VLA2001 | Amended Advance Purchase Agreement (APA) | European Commission
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Minimum number of doses | dose				1,250,000
Other revenues																			€ 110,800			0
Number of doses delivered | dose																			1,250,000	1,250,000	1,250,000
Product sales																			€ 6,000
COVID VLA2001 | Collaboration agreement | IDT Biologika GmbH (IDT)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Contract liabilities																			100			16,400				16,400		100
Lyme VLA15 | Collaboration and License agreement | Pfizer Inc.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Other revenues																						14,300
Upfront payment														€ 116,900	$ 130.0				34,100
Contract costs																			3,700			3,000				3,000		3,700
Refund liabilities																			135,500			79,600				79,600		135,500
Shared development costs, percentage incurred																30.00%
Royalties, percentage																19.00%
Non-current refund liabilities																			0			75,200				75,200		0
Lyme VLA15 | Amended Collaboration and License agreement | Pfizer Inc.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Other revenues																			45,900	$ 25.0
Contract costs																			3,700			3,000				3,000		3,700
Refund liabilities																			135,500			79,600				79,600		135,500
Shared development costs, percentage incurred							40.00%
Future milestone, sales targets | $	$ 100.0
Future milestone, development and commercialization | $							$ 168.0
Non-current refund liabilities																			0			75,200				75,200		0
IXIARO® | Supply agreement | US Government Department of Defense (DoD)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Total number of doses | dose													370,000
Contract liabilities																			4,900			4,700				4,700		4,900		$ 5.2	$ 5.4
Agreement, optional period													2 years
IXIARO® | Supply agreement, optional period | US Government Department of Defense (DoD)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Total number of doses | dose												200,000
Chikungunya VLA1553 | Valneva Scotland Ltd.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Proceeds from government grants																			500		£ 0.4
Chikungunya VLA1553 | Partnering agreement, CEPI | Coalition for Epidemic Preparedness Innovations (CEPI)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Other revenues																			3,900
Amount to be released under contract | $																	$ 23.4								$ 24.6
Additional amount to be released under contract | $																		$ 1.2
Chikungunya VLA1553 | Partnering agreement, CEPI | Instituto Butantan
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Other revenues																			3,900			2,100
Contract liabilities																			€ 700			€ 800				€ 800		€ 700
Minimum
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of employees | employee																			700									700		700
Minimum | COVID VLA2001 | Marketing authorization | Conditional marketing authorization with MHRA
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Vaccine, people subject to vaccination								18 years	18 years
Minimum | COVID VLA2001 | Marketing authorization | European Commission
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Vaccine, people subject to vaccination					18 years	18 years
Minimum | Lyme VLA15 | Amended Collaboration and License agreement | Pfizer Inc.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Royalties, percentage	14.00%						14.00%
Minimum | IXIARO® | Supply agreement | US Government Department of Defense (DoD)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Agreement, guaranteed amount | $													$ 53.0
Minimum | IXIARO® | Supply agreement, optional period | US Government Department of Defense (DoD)
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Agreement, guaranteed amount | $												$ 28.8
Maximum | COVID VLA2001 | Valneva Scotland Ltd.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Government grant awarded | £										£ 20.0
Maximum | COVID VLA2001 | Valneva Scotland Ltd. | First grant
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Government grant awarded | £										12.5
Maximum | COVID VLA2001 | Valneva Scotland Ltd. | Second grant
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Government grant awarded | £										£ 7.5
Maximum | COVID VLA2001 | Marketing authorization | Conditional marketing authorization with MHRA
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Vaccine, people subject to vaccination								50 years	50 years
Maximum | COVID VLA2001 | Marketing authorization | European Commission
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Vaccine, people subject to vaccination					50 years	50 years
Maximum | Lyme VLA15 | Amended Collaboration and License agreement | Pfizer Inc.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Royalties, percentage	22.00%						22.00%
Future milestone, sales targets | $							$ 100.0
Maximum | Chikungunya VLA1553 | Valneva Scotland Ltd.
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Government grant awarded | £																								£ 0.9